WEBSITE AND SOFTWARE DEVELOPMENT COSTS, NET (Details) - USD ($)	Apr. 30, 2026	Oct. 31, 2025
Intangible Asset, Finite-Lived [Line Items]
Intangible assets, gross	$ 24,630	$ 24,630
Accumulated amortization	(19,551)	(15,446)
Intangible assets, net	5,079	9,184
Website Development Costs [Member]
Intangible Asset, Finite-Lived [Line Items]
Intangible assets, gross	11,630	11,630
Accumulated amortization	(9,801)	(7,863)
Intangible assets, net	1,829	3,767
Software Development Costs [Member]
Intangible Asset, Finite-Lived [Line Items]
Intangible assets, gross	13,000	13,000
Accumulated amortization	(9,750)	(7,583)
Intangible assets, net	$ 3,250	$ 5,417